Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 369,223,800.00
Previously Paid Amount	0.00
Total Fee Amount	50,989.81
Total Offset Amount	0.00
Net Fee	$ 50,989.81